UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey

            Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 138.2%
Corporate — 10.3%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$560	$21,706
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	805,350
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, Series B, 5.63%, 11/15/30	1,550	1,743,006
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 7/01/46	185	196,657
New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	500	541,830
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	395	431,095

		3,739,644
County/City/Special District/School District — 23.9%
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 7/01/33	150	170,753
5.00%, 7/01/35	235	265,538
City of Margate New Jersey, GO, Refunding, Improvement (c):
5.00%, 1/15/21	230	257,968
5.00%, 1/15/21	110	123,211
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (d)	610	613,416
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	522,736
5.50%, 10/01/29	790	1,038,937
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	844,688
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	235	268,191

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	$440	$538,868
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	180	203,485
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	685	747,910
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	265	302,577
New Brunswick New Jersey Parking Authority, Refunding RB, City Guaranteed, Series A (BAM), 5.00%, 9/01/39	115	132,750
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,651,400

		8,682,428
Education — 28.9%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	200	206,930
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	100	101,469
School Facilities Construction (AGC), 5.50%, 12/15/18 (c)	350	374,727
School Facilities Construction (AGC), 5.50%, 12/15/34	5	5,280
Team Academy Charter School Project, 6.00%, 10/01/33	455	510,847
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 8/01/34 (d)	215	212,766
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	500	515,910

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/35	$175	$181,202
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (c)	690	720,884
College of New Jersey, Series F, 4.00%, 7/01/35	125	130,319
Georgian Court University, Series D, 5.00%, 7/01/33	150	150,246
Kean University, Series A, 5.50%, 9/01/36	700	757,162
Montclair State University, Series A, 5.00%, 7/01/44	1,600	1,797,376
Montclair State University, Series B, 5.00%, 7/01/33	100	116,055
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	229,108
Ramapo College, Series B, 5.00%, 7/01/42	85	93,526
Seton Hall University, Series D, 5.00%, 7/01/38	105	117,462
Stevens Institute of Technology, Series A, 5.00%, 7/01/42	100	114,571
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, Series 1A, AMT, 5.00%, 12/01/22	915	1,032,696
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	460	506,281
Series 1A, 5.00%, 12/01/25	100	105,805
Series 1A, 5.00%, 12/01/26	75	78,532
Series 1A, 5.25%, 12/01/32	300	317,181
Student Loan, Series 1A, 5.13%, 12/01/27	185	193,982
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	500	567,455
5.00%, 7/01/45	220	248,673

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$985	$1,102,954

		10,489,399
Health — 11.4%
New Jersey EDA, Refunding RB, Lions Gate Project, 5.25%, 1/01/44	135	139,775
New Jersey Health Care Facilities Financing Authority, RB:
Hospitall Asset Transformation Program, Series A, 5.25%, 10/01/38	390	396,552
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/18 (c)	235	245,441
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	230	262,573
Virtua Health, Series A (AGC), 5.50%, 7/01/38	400	431,920
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21 (c)	610	729,023
Princeton Healthcare System, 5.00%, 7/01/39	250	282,068
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/43	235	242,591
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	310	350,284
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (c)	180	212,038
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (c)	505	594,885
St. Joseph’s Healthcare System Obligated Group, 5.00%, 7/01/41	110	120,498

2	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	$155	$151,686

		4,159,334
Housing — 2.1%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	370	385,607
S/F Housing, Series AA, 6.38%, 10/01/28	30	30,935
S/F Housing, Series AA, 6.50%, 10/01/38	5	5,149
S/F Housing, Series CC, 5.00%, 10/01/34	225	231,619
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series D, AMT, 4.25%, 11/01/37	120	122,952

		776,262
State — 22.4%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	870	887,626
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/27 (e)	4,000	2,889,400
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	588,070
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/28	255	274,456
Cigarette Tax, 5.00%, 6/15/29	500	535,755
Cigarette Tax (AGM), 5.00%, 6/15/22	750	849,780
School Facilities Construction, Series AA, 5.50%, 6/15/19 (c)	335	365,951
School Facilities Construction, Series AA, 5.50%, 12/15/29	165	172,770
School Facilities Construction, Series GG, 5.25%, 9/01/27	1,295	1,366,005

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/19 (c)	$200	$217,004

		8,146,817
Transportation — 38.1%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	250	271,225
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	1,360	1,520,684
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/35	125	146,139
Series A, 5.00%, 1/01/38	1,175	1,320,371
Series A, 5.00%, 1/01/43	500	556,535
Series E, 5.25%, 1/01/40	370	390,609
Series E, 5.00%, 1/01/45	720	810,245
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (e)	1,250	652,275
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	125	134,411
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/30	805	825,004
Transportation Program, Series AA, 5.00%, 6/15/38	705	720,080
Transportation Program, Series AA, 5.25%, 6/15/41	480	503,722
Transportation System, 6.00%, 12/15/38	325	345,420
Transportation System, Series A, 6.00%, 6/15/35	1,275	1,383,553
Transportation System, Series A, 5.88%, 12/15/38	555	585,952
Transportation System, Series A, 5.50%, 6/15/41	830	862,495
Transportation System, Series A (AGC), 5.63%, 12/15/28	200	214,098

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series AA, 5.50%, 6/15/39	$425	$450,704
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	450	506,655
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
166th Series, 5.25%, 7/15/36	500	560,525
172nd Series, AMT, 5.00%, 10/01/34	1,000	1,103,530

		13,864,232
Utilities — 1.1%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (e)	650	379,444
Total Municipal Bonds in New Jersey		50,237,560

Puerto Rico — 1.1%
Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds:
5.50%, 5/15/39	210	211,029
5.63%, 5/15/43	200	200,130
Total Municipal Bonds in Puerto Rico		411,159
Total Municipal Bonds — 139.3%		50,648,719

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New Jersey — 23.1%
County/City/Special District/School District — 6.4%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	340	395,981

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$1,780	$1,938,811

		2,334,792
Education — 2.9%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (c)	991	1,067,642
State — 3.0%
New Jersey EDA, RB, School Facilities Construction (AGC) (c):
6.00%, 12/15/18	986	1,063,224
6.00%, 12/15/18	14	15,046

		1,078,270
Transportation — 10.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	600	611,412
Series B, 5.25%, 6/15/36 (g)	1,000	1,033,978
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,501	1,621,716
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	630	651,371

		3,918,477
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.1%		8,399,181
Total Long-Term Investments (Cost — $55,434,445) — 162.4%		59,047,900

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.60% (h)(i)	99,916	99,936
Total Short-Term Securities (Cost — $99,936) — 0.3%		99,936

4	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Value
Total Investments (Cost — $55,534,381*) — 162.7%	$59,147,836
Other Assets Less Liabilities — 1.6%	620,691
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.1)%	(4,788,248)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (51.2)%	(18,625,755)

Net Assets Applicable to Common Shares — 100.0%	$36,354,524

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$50,851,780

Gross unrealized appreciation	$4,201,854
Gross unrealized depreciation	(682,228)

Net unrealized appreciation	$3,519,626

Notes to Schedule of Investments

(a)	Issuer filed for bankruptcy and/or is in default.

(b)	Non-income producing security.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $776,985.

(h)	During the period ended May 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain [1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	158,167	(58,251)	99,916	$99,936	$995	$102	—

1	Includes net capital gain distributions.
(i)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2017	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(9)	5-Year U.S. Treasury Note	September 2017	$1,064,812	$(1,572)
(18)	10-Year U.S. Treasury Note	September 2017	$2,273,344	(6,841)
(10)	Long U.S. Treasury Bond	September 2017	$1,538,125	(12,514)
(2)	Ultra U.S. Treasury Bond	September 2017	$330,250	(3,967)
Total				$(24,894)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

6	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$59,047,900	—	$59,047,900
Short-Term Investments	$99,936	—	—	99,936

Total	$99,936	$59,047,900	—	$59,147,836

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(24,894)	—	—	$(24,894)

[1]	See above Schedule of Investments for values in each sector.
[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2017	7

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(4,776,430)	—	$(4,776,430)
VRDP Shares at Liquidation Value	—	(18,700,000)	—	(18,700,000)

Total	—	$(23,476,430)	—	$(23,476,430)

During the period ended May 31, 2017, there were no transfers between levels.

8	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock New Jersey Municipal Bond Trust

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock New Jersey Municipal Bond Trust

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock New Jersey Municipal Bond Trust

Date: July 24, 2017